united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21853

Northern Lights Variable Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2025

Item 1. Reports to Stockholders. [Insert annual or semi-annual report.]

(a)
TOPS Aggressive Growth ETF Portfolio

Class 1

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Aggressive Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$11	0.21%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Aggressive Growth ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,831	$10,399
Jun-2017	$11,586	$12,260
Jun-2018	$12,971	$14,023
Jun-2019	$13,412	$15,483
Jun-2020	$13,093	$16,645
Jun-2021	$18,745	$23,436
Jun-2022	$16,069	$20,948
Jun-2023	$18,151	$25,053
Jun-2024	$20,826	$31,204
Jun-2025	$23,466	$35,936

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
TOPS Aggressive Growth ETF Portfolio	7.67%	12.68%	12.38%	8.90%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$232,413,800
  Number of Portfolio Holdings13
  Advisory Fee $103,936
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
97.9%
Money Market Funds
2.0%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	2.0%
Equity	97.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	25.0%
Vanguard FTSE Developed Markets ETF	18.1%
SPDR Portfolio S&P 400 Mid Cap ETF	14.0%
SPDR Portfolio S&P 600 Small Cap ETF	9.0%
Vanguard FTSE Emerging Markets ETF	6.0%
iShares MSCI Emerging Markets ex China ETF	5.0%
SPDR Portfolio S&P 500 Growth ETF	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
iShares Global REIT ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Aggressive Growth ETF Portfolio - Class 1

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TAG1

TOPS Aggressive Growth ETF Portfolio

Class 2

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Aggressive Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$23	0.46%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Aggressive Growth ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,807	$10,399
Jun-2017	$11,529	$12,260
Jun-2018	$12,870	$14,023
Jun-2019	$13,274	$15,483
Jun-2020	$12,936	$16,645
Jun-2021	$18,460	$23,436
Jun-2022	$15,784	$20,948
Jun-2023	$17,786	$25,053
Jun-2024	$20,362	$31,204
Jun-2025	$22,884	$35,936

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
TOPS Aggressive Growth ETF Portfolio	7.51%	12.38%	12.09%	8.63%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$232,413,800
  Number of Portfolio Holdings13
  Advisory Fee $103,936
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	2.0%
Equity	97.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	25.0%
Vanguard FTSE Developed Markets ETF	18.1%
SPDR Portfolio S&P 400 Mid Cap ETF	14.0%
SPDR Portfolio S&P 600 Small Cap ETF	9.0%
Vanguard FTSE Emerging Markets ETF	6.0%
iShares MSCI Emerging Markets ex China ETF	5.0%
SPDR Portfolio S&P 500 Growth ETF	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
iShares Global REIT ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Aggressive Growth ETF Portfolio - Class 2

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TAG2

TOPS Aggressive Growth ETF Portfolio

Investor Class

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Aggressive Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$36	0.71%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	TOPS Aggressive Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,727	$10,139
Jun-2017	$11,325	$11,954
Jun-2018	$12,549	$13,672
Jun-2019	$12,882	$15,096
Jun-2020	$12,517	$16,229
Jun-2021	$17,829	$22,850
Jun-2022	$15,203	$20,424
Jun-2023	$17,097	$24,426
Jun-2024	$19,519	$30,424
Jun-2025	$21,879	$35,037

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (July 22, 2015)
TOPS Aggressive Growth ETF Portfolio	7.36%	12.09%	11.82%	8.19%
S&P 500® Index	6.20%	15.16%	16.64%	13.44%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$232,413,800
  Number of Portfolio Holdings13
  Advisory Fee $103,936
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	2.0%
Equity	97.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	25.0%
Vanguard FTSE Developed Markets ETF	18.1%
SPDR Portfolio S&P 400 Mid Cap ETF	14.0%
SPDR Portfolio S&P 600 Small Cap ETF	9.0%
Vanguard FTSE Emerging Markets ETF	6.0%
iShares MSCI Emerging Markets ex China ETF	5.0%
SPDR Portfolio S&P 500 Growth ETF	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
iShares Global REIT ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Aggressive Growth ETF Portfolio - Investor Class

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TAGI

TOPS Aggressive Growth ETF Portfolio

Service Class

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Aggressive Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.51%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	TOPS Aggressive Growth ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Jun-2019	$9,959	$10,024
Jun-2020	$9,704	$10,777
Jun-2021	$13,848	$15,173
Jun-2022	$11,841	$13,562
Jun-2023	$13,343	$16,220
Jun-2024	$15,275	$20,203
Jun-2025	$17,167	$23,266

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Aggressive Growth ETF Portfolio	7.51%	12.38%	12.09%	9.16%
S&P 500® Index	6.20%	15.16%	16.64%	14.67%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$232,413,800
  Number of Portfolio Holdings13
  Advisory Fee $103,936
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	2.0%
Equity	97.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	25.0%
Vanguard FTSE Developed Markets ETF	18.1%
SPDR Portfolio S&P 400 Mid Cap ETF	14.0%
SPDR Portfolio S&P 600 Small Cap ETF	9.0%
Vanguard FTSE Emerging Markets ETF	6.0%
iShares MSCI Emerging Markets ex China ETF	5.0%
SPDR Portfolio S&P 500 Growth ETF	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
iShares Global REIT ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Aggressive Growth ETF Portfolio - Service Class

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TAGS

TOPS Balanced ETF Portfolio

Class 1

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$11	0.21%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Balanced ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,130	$10,399
Jun-2017	$10,978	$12,260
Jun-2018	$11,552	$14,023
Jun-2019	$12,136	$15,483
Jun-2020	$12,284	$16,645
Jun-2021	$14,895	$23,436
Jun-2022	$13,447	$20,948
Jun-2023	$14,393	$25,053
Jun-2024	$15,713	$31,204
Jun-2025	$17,252	$35,936

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
TOPS Balanced ETF Portfolio	6.15%	9.79%	7.03%	5.60%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$134,068,089
  Number of Portfolio Holdings24
  Advisory Fee $63,309
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.0%
Exchange-Traded Funds	97.1%
Money Market Funds	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
50.2%
Fixed Income
47.8%
Money Market Funds
2.0%
Collateral for Securities Loaned
1.0%
Liabilities in Excess of Other Assets
-1.0%

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Collateral for Securities Loaned	1.0%
Money Market Funds	2.0%
Fixed Income	47.8%
Equity	50.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	11.9%
Vanguard FTSE Developed Markets ETF	9.1%
Vanguard S&P 500 ETF	9.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	8.0%
SPDR Portfolio S&P 500 Value ETF	7.0%
SPDR Portfolio Short Term Corporate Bond ETF	7.0%
SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.0%
iShares Global REIT ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Balanced ETF Portfolio - Class 1

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TB1

TOPS Balanced ETF Portfolio

Class 2

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$23	0.46%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Balanced ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,114	$10,399
Jun-2017	$10,932	$12,260
Jun-2018	$11,477	$14,023
Jun-2019	$12,020	$15,483
Jun-2020	$12,141	$16,645
Jun-2021	$14,681	$23,436
Jun-2022	$13,219	$20,948
Jun-2023	$14,118	$25,053
Jun-2024	$15,375	$31,204
Jun-2025	$16,839	$35,936

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
TOPS Balanced ETF Portfolio	6.01%	9.52%	6.76%	5.35%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$134,068,089
  Number of Portfolio Holdings24
  Advisory Fee $63,309
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.0%
Exchange-Traded Funds	97.1%
Money Market Funds	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Collateral for Securities Loaned	1.0%
Money Market Funds	2.0%
Fixed Income	47.8%
Equity	50.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	11.9%
Vanguard FTSE Developed Markets ETF	9.1%
Vanguard S&P 500 ETF	9.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	8.0%
SPDR Portfolio S&P 500 Value ETF	7.0%
SPDR Portfolio Short Term Corporate Bond ETF	7.0%
SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.0%
iShares Global REIT ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Balanced ETF Portfolio - Class 2

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TB2

TOPS Balanced ETF Portfolio

Service Class

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.51%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	TOPS Balanced ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Jun-2019	$10,090	$10,024
Jun-2020	$10,193	$10,777
Jun-2021	$12,325	$15,173
Jun-2022	$11,088	$13,562
Jun-2023	$11,834	$16,220
Jun-2024	$12,880	$20,203
Jun-2025	$14,100	$23,266

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Balanced ETF Portfolio	5.95%	9.47%	6.70%	5.73%
S&P 500® Index	6.20%	15.16%	16.64%	14.67%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$134,068,089
  Number of Portfolio Holdings24
  Advisory Fee $63,309
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.0%
Exchange-Traded Funds	97.1%
Money Market Funds	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Collateral for Securities Loaned	1.0%
Money Market Funds	2.0%
Fixed Income	47.8%
Equity	50.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	11.9%
Vanguard FTSE Developed Markets ETF	9.1%
Vanguard S&P 500 ETF	9.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	8.0%
SPDR Portfolio S&P 500 Value ETF	7.0%
SPDR Portfolio Short Term Corporate Bond ETF	7.0%
SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.0%
iShares Global REIT ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Balanced ETF Portfolio - Service Class

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TBS

TOPS Balanced ETF Portfolio

Investor Class

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$36	0.71%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	TOPS Balanced ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$10,079	$10,139
Jun-2017	$10,855	$11,954
Jun-2018	$11,357	$13,672
Jun-2019	$11,869	$15,096
Jun-2020	$11,953	$16,229
Jun-2021	$14,424	$22,850
Jun-2022	$12,952	$20,424
Jun-2023	$13,798	$24,426
Jun-2024	$14,982	$30,424
Jun-2025	$16,372	$35,037

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (July 22, 2015)
TOPS Balanced ETF Portfolio	5.84%	9.28%	6.49%	5.08%
S&P 500® Index	6.20%	15.16%	16.64%	13.44%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$134,068,089
  Number of Portfolio Holdings24
  Advisory Fee $63,309
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.0%
Exchange-Traded Funds	97.1%
Money Market Funds	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Collateral for Securities Loaned	1.0%
Money Market Funds	2.0%
Fixed Income	47.8%
Equity	50.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	11.9%
Vanguard FTSE Developed Markets ETF	9.1%
Vanguard S&P 500 ETF	9.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	8.0%
SPDR Portfolio S&P 500 Value ETF	7.0%
SPDR Portfolio Short Term Corporate Bond ETF	7.0%
SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.0%
iShares Global REIT ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Balanced ETF Portfolio - Investor Class

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TBI

TOPS Conservative ETF Portfolio

Class 1

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.23%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Conservative ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,153	$10,399
Jun-2017	$10,694	$12,260
Jun-2018	$11,087	$14,023
Jun-2019	$11,666	$15,483
Jun-2020	$12,004	$16,645
Jun-2021	$13,583	$23,436
Jun-2022	$12,593	$20,948
Jun-2023	$13,242	$25,053
Jun-2024	$14,283	$31,204
Jun-2025	$15,504	$35,936

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
TOPS Conservative ETF Portfolio	5.21%	8.55%	5.25%	4.48%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$41,749,372
  Number of Portfolio Holdings25
  Advisory Fee $20,041
  Portfolio Turnover5%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.0%
Exchange-Traded Funds	97.1%
Money Market Funds	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
67.9%
Equity
30.2%
Money Market Funds
1.9%
Collateral for Securities Loaned
1.1%
Liabilities in Excess of Other Assets
-1.1%

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Collateral for Securities Loaned	1.1%
Money Market Funds	1.9%
Equity	30.2%
Fixed Income	67.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	15.9%
SPDR Portfolio Short Term Corporate Bond ETF	12.0%
Vanguard Short-Term Treasury ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard S&P 500 ETF	6.0%
Vanguard Intermediate-Term Treasury ETF	6.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
Xtrackers USD High Yield Corporate Bond ETF	4.0%
SPDR Portfolio S&P 400 Mid Cap ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Conservative ETF Portfolio - Class 1

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TC1

TOPS Conservative ETF Portfolio

Class 2

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$24	0.48%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Conservative ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,123	$10,399
Jun-2017	$10,637	$12,260
Jun-2018	$11,000	$14,023
Jun-2019	$11,546	$15,483
Jun-2020	$11,850	$16,645
Jun-2021	$13,382	$23,436
Jun-2022	$12,365	$20,948
Jun-2023	$12,973	$25,053
Jun-2024	$13,956	$31,204
Jun-2025	$15,121	$35,936

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
TOPS Conservative ETF Portfolio	5.11%	8.35%	5.00%	4.22%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$41,749,372
  Number of Portfolio Holdings25
  Advisory Fee $20,041
  Portfolio Turnover5%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.0%
Exchange-Traded Funds	97.1%
Money Market Funds	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Collateral for Securities Loaned	1.1%
Money Market Funds	1.9%
Equity	30.2%
Fixed Income	67.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	15.9%
SPDR Portfolio Short Term Corporate Bond ETF	12.0%
Vanguard Short-Term Treasury ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard S&P 500 ETF	6.0%
Vanguard Intermediate-Term Treasury ETF	6.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
Xtrackers USD High Yield Corporate Bond ETF	4.0%
SPDR Portfolio S&P 400 Mid Cap ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Conservative ETF Portfolio - Class 2

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TC2

TOPS Conservative ETF Portfolio

Service Class

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.53%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	TOPS Conservative ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Jun-2019	$10,126	$10,024
Jun-2020	$10,391	$10,777
Jun-2021	$11,734	$15,173
Jun-2022	$10,842	$13,562
Jun-2023	$11,376	$16,220
Jun-2024	$12,237	$20,203
Jun-2025	$13,259	$23,266

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Conservative ETF Portfolio	5.11%	8.35%	5.00%	4.68%
S&P 500® Index	6.20%	15.16%	16.64%	14.67%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$41,749,372
  Number of Portfolio Holdings25
  Advisory Fee $20,041
  Portfolio Turnover5%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.0%
Exchange-Traded Funds	97.1%
Money Market Funds	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Collateral for Securities Loaned	1.1%
Money Market Funds	1.9%
Equity	30.2%
Fixed Income	67.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	15.9%
SPDR Portfolio Short Term Corporate Bond ETF	12.0%
Vanguard Short-Term Treasury ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard S&P 500 ETF	6.0%
Vanguard Intermediate-Term Treasury ETF	6.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
Xtrackers USD High Yield Corporate Bond ETF	4.0%
SPDR Portfolio S&P 400 Mid Cap ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Conservative ETF Portfolio - Service Class

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TCS

TOPS Conservative ETF Portfolio

Investor Class

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$37	0.73%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	TOPS Conservative ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$10,108	$10,139
Jun-2017	$10,609	$11,954
Jun-2018	$10,959	$13,672
Jun-2019	$11,485	$15,096
Jun-2020	$11,754	$16,229
Jun-2021	$13,251	$22,850
Jun-2022	$12,220	$20,424
Jun-2023	$12,780	$24,426
Jun-2024	$13,724	$30,424
Jun-2025	$14,829	$35,037

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (July 22, 2015)
TOPS Conservative ETF Portfolio	4.97%	8.05%	4.76%	4.04%
S&P 500® Index	6.20%	15.16%	16.64%	13.44%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$41,749,372
  Number of Portfolio Holdings25
  Advisory Fee $20,041
  Portfolio Turnover5%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.0%
Exchange-Traded Funds	97.1%
Money Market Funds	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Collateral for Securities Loaned	1.1%
Money Market Funds	1.9%
Equity	30.2%
Fixed Income	67.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	15.9%
SPDR Portfolio Short Term Corporate Bond ETF	12.0%
Vanguard Short-Term Treasury ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard S&P 500 ETF	6.0%
Vanguard Intermediate-Term Treasury ETF	6.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
Xtrackers USD High Yield Corporate Bond ETF	4.0%
SPDR Portfolio S&P 400 Mid Cap ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Conservative ETF Portfolio - Investor Class

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TCI

TOPS Growth ETF Portfolio

Class 1

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$11	0.21%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Growth ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,865	$10,399
Jun-2017	$11,373	$12,260
Jun-2018	$12,536	$14,023
Jun-2019	$13,032	$15,483
Jun-2020	$12,848	$16,645
Jun-2021	$17,569	$23,436
Jun-2022	$15,239	$20,948
Jun-2023	$17,037	$25,053
Jun-2024	$19,360	$31,204
Jun-2025	$21,761	$35,936

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
TOPS Growth ETF Portfolio	7.83%	12.40%	11.11%	8.09%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$259,167,265
  Number of Portfolio Holdings20
  Advisory Fee $114,786
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.5%
Exchange-Traded Funds	97.5%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
85.0%
Fixed Income
12.9%
Money Market Funds
2.0%
Collateral for Securities Loaned
0.5%
Liabilities in Excess of Other Assets
-0.4%

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Collateral for Securities Loaned	0.5%
Money Market Funds	2.0%
Fixed Income	12.9%
Equity	85.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	21.0%
Vanguard FTSE Developed Markets ETF	17.1%
SPDR Portfolio S&P 400 Mid Cap ETF	11.0%
SPDR Portfolio S&P 600 Small Cap ETF	6.0%
SPDR Portfolio S&P 500 Growth ETF	5.0%
SPDR Portfolio S&P 500 Value ETF	5.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%
iShares Global REIT ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Growth ETF Portfolio - Class 1

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TG1

TOPS Growth ETF Portfolio

Class 2

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$23	0.46%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Growth ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,842	$10,399
Jun-2017	$11,318	$12,260
Jun-2018	$12,441	$14,023
Jun-2019	$12,906	$15,483
Jun-2020	$12,687	$16,645
Jun-2021	$17,305	$23,436
Jun-2022	$14,975	$20,948
Jun-2023	$16,707	$25,053
Jun-2024	$18,930	$31,204
Jun-2025	$21,225	$35,936

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
TOPS Growth ETF Portfolio	7.69%	12.12%	10.84%	7.82%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$259,167,265
  Number of Portfolio Holdings20
  Advisory Fee $114,786
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.5%
Exchange-Traded Funds	97.5%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Collateral for Securities Loaned	0.5%
Money Market Funds	2.0%
Fixed Income	12.9%
Equity	85.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	21.0%
Vanguard FTSE Developed Markets ETF	17.1%
SPDR Portfolio S&P 400 Mid Cap ETF	11.0%
SPDR Portfolio S&P 600 Small Cap ETF	6.0%
SPDR Portfolio S&P 500 Growth ETF	5.0%
SPDR Portfolio S&P 500 Value ETF	5.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%
iShares Global REIT ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Growth ETF Portfolio - Class 2

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TG2

TOPS Growth ETF Portfolio

Service Class

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.51%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	TOPS Growth ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Jun-2019	$10,013	$10,024
Jun-2020	$9,845	$10,777
Jun-2021	$13,429	$15,173
Jun-2022	$11,621	$13,562
Jun-2023	$12,965	$16,220
Jun-2024	$14,690	$20,203
Jun-2025	$16,471	$23,266

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Growth ETF Portfolio	7.69%	12.12%	10.84%	8.43%
S&P 500® Index	6.20%	15.16%	16.64%	14.67%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$259,167,265
  Number of Portfolio Holdings20
  Advisory Fee $114,786
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.5%
Exchange-Traded Funds	97.5%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Collateral for Securities Loaned	0.5%
Money Market Funds	2.0%
Fixed Income	12.9%
Equity	85.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	21.0%
Vanguard FTSE Developed Markets ETF	17.1%
SPDR Portfolio S&P 400 Mid Cap ETF	11.0%
SPDR Portfolio S&P 600 Small Cap ETF	6.0%
SPDR Portfolio S&P 500 Growth ETF	5.0%
SPDR Portfolio S&P 500 Value ETF	5.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%
iShares Global REIT ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Growth ETF Portfolio - Service Class

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TGS

TOPS Growth ETF Portfolio

Investor Class

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$36	0.71%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	TOPS Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,800	$10,139
Jun-2017	$11,169	$11,954
Jun-2018	$12,191	$13,672
Jun-2019	$12,610	$15,096
Jun-2020	$12,371	$16,229
Jun-2021	$16,819	$22,850
Jun-2022	$14,527	$20,424
Jun-2023	$16,161	$24,426
Jun-2024	$18,266	$30,424
Jun-2025	$20,437	$35,037

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (July 22, 2015)
TOPS Growth ETF Portfolio	7.63%	11.89%	10.56%	7.45%
S&P 500® Index	6.20%	15.16%	16.64%	13.44%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$259,167,265
  Number of Portfolio Holdings20
  Advisory Fee $114,786
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.5%
Exchange-Traded Funds	97.5%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Collateral for Securities Loaned	0.5%
Money Market Funds	2.0%
Fixed Income	12.9%
Equity	85.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	21.0%
Vanguard FTSE Developed Markets ETF	17.1%
SPDR Portfolio S&P 400 Mid Cap ETF	11.0%
SPDR Portfolio S&P 600 Small Cap ETF	6.0%
SPDR Portfolio S&P 500 Growth ETF	5.0%
SPDR Portfolio S&P 500 Value ETF	5.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%
iShares Global REIT ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Growth ETF Portfolio - Investor Class

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TGI

TOPS Moderate Growth ETF Portfolio

Class 1

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Moderate Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$11	0.21%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Moderate Growth ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,027	$10,399
Jun-2017	$11,193	$12,260
Jun-2018	$12,068	$14,023
Jun-2019	$12,628	$15,483
Jun-2020	$12,713	$16,645
Jun-2021	$16,274	$23,436
Jun-2022	$14,436	$20,948
Jun-2023	$15,753	$25,053
Jun-2024	$17,526	$31,204
Jun-2025	$19,483	$35,936

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
TOPS Moderate Growth ETF Portfolio	6.98%	11.17%	8.91%	6.90%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$205,699,333
  Number of Portfolio Holdings22
  Advisory Fee $94,520
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.1%
Exchange-Traded Funds	97.9%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
65.2%
Fixed Income
32.8%
Money Market Funds
2.0%
Collateral for Securities Loaned
0.1%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Collateral for Securities Loaned	0.1%
Money Market Funds	2.0%
Fixed Income	32.8%
Equity	65.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.0%
Vanguard FTSE Developed Markets ETF	13.1%
SPDR Portfolio Short Term Corporate Bond ETF	9.0%
SPDR Portfolio S&P 400 Mid Cap ETF	8.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Xtrackers USD High Yield Corporate Bond ETF	5.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Moderate Growth ETF Portfolio - Class 1

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TMG1

TOPS Moderate Growth ETF Portfolio

Class 2

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Moderate Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$23	0.46%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Moderate Growth ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,016	$10,399
Jun-2017	$11,160	$12,260
Jun-2018	$11,994	$14,023
Jun-2019	$12,521	$15,483
Jun-2020	$12,575	$16,645
Jun-2021	$16,064	$23,436
Jun-2022	$14,208	$20,948
Jun-2023	$15,474	$25,053
Jun-2024	$17,167	$31,204
Jun-2025	$19,043	$35,936

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
TOPS Moderate Growth ETF Portfolio	6.84%	10.93%	8.65%	6.65%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$205,699,333
  Number of Portfolio Holdings22
  Advisory Fee $94,520
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.1%
Exchange-Traded Funds	97.9%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Collateral for Securities Loaned	0.1%
Money Market Funds	2.0%
Fixed Income	32.8%
Equity	65.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.0%
Vanguard FTSE Developed Markets ETF	13.1%
SPDR Portfolio Short Term Corporate Bond ETF	9.0%
SPDR Portfolio S&P 400 Mid Cap ETF	8.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Xtrackers USD High Yield Corporate Bond ETF	5.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Moderate Growth ETF Portfolio - Class 2

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TMG2

TOPS Moderate Growth ETF Portfolio

Service Class

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Moderate Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.51%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	TOPS Moderate Growth ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Jun-2019	$10,058	$10,024
Jun-2020	$10,094	$10,777
Jun-2021	$12,885	$15,173
Jun-2022	$11,387	$13,562
Jun-2023	$12,395	$16,220
Jun-2024	$13,748	$20,203
Jun-2025	$15,237	$23,266

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Moderate Growth ETF Portfolio	6.79%	10.83%	8.59%	7.07%
S&P 500® Index	6.20%	15.16%	16.64%	14.67%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$205,699,333
  Number of Portfolio Holdings22
  Advisory Fee $94,520
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.1%
Exchange-Traded Funds	97.9%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Collateral for Securities Loaned	0.1%
Money Market Funds	2.0%
Fixed Income	32.8%
Equity	65.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.0%
Vanguard FTSE Developed Markets ETF	13.1%
SPDR Portfolio Short Term Corporate Bond ETF	9.0%
SPDR Portfolio S&P 400 Mid Cap ETF	8.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Xtrackers USD High Yield Corporate Bond ETF	5.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Moderate Growth ETF Portfolio - Service Class

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TMGS

TOPS Moderate Growth ETF Portfolio

Investor Class

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Moderate Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$36	0.71%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	TOPS Moderate Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,938	$10,139
Jun-2017	$10,971	$11,954
Jun-2018	$11,720	$13,672
Jun-2019	$12,262	$15,096
Jun-2020	$12,289	$16,229
Jun-2021	$15,645	$22,850
Jun-2022	$13,809	$20,424
Jun-2023	$14,999	$24,426
Jun-2024	$16,607	$30,424
Jun-2025	$18,365	$35,037

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (July 22, 2015)
TOPS Moderate Growth ETF Portfolio	6.72%	10.59%	8.37%	6.30%
S&P 500® Index	6.20%	15.16%	16.64%	13.44%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$205,699,333
  Number of Portfolio Holdings22
  Advisory Fee $94,520
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.1%
Exchange-Traded Funds	97.9%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Collateral for Securities Loaned	0.1%
Money Market Funds	2.0%
Fixed Income	32.8%
Equity	65.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.0%
Vanguard FTSE Developed Markets ETF	13.1%
SPDR Portfolio Short Term Corporate Bond ETF	9.0%
SPDR Portfolio S&P 400 Mid Cap ETF	8.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Xtrackers USD High Yield Corporate Bond ETF	5.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Moderate Growth ETF Portfolio - Investor Class

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TMGI

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semi-Annual Financial Statements and Additional
Information

June 30, 2025

TOPS® Aggressive Growth ETF Portfolio
TOPS® Balanced ETF Portfolio
TOPS® Conservative ETF Portfolio
TOPS® Growth ETF Portfolio
TOPS® Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC

Member FINRA

TOPS AGGRESSIVE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.9%
	EQUITY - 97.9%
230,613	FlexShares Global Upstream Natural Resources Index Fund	$9,249,887
374,828	iShares Global REIT ETF	9,258,252
183,001	iShares MSCI Emerging Markets ex China ETF	11,554,683
102,893	iShares MSCI USA Small-Cap Multifactor ETF	6,991,579
597,982	SPDR Portfolio S&P 400 Mid Cap ETF	32,518,261
98,020	SPDR Portfolio S&P 500 Growth ETF	9,343,266
177,053	SPDR Portfolio S&P 500 Value ETF	9,266,954
490,592	SPDR Portfolio S&P 600 Small Cap ETF	20,899,219
736,353	Vanguard FTSE Developed Markets ETF	41,979,485
280,375	Vanguard FTSE Emerging Markets ETF	13,867,348
102,242	Vanguard S&P 500 ETF	58,076,524
133,599	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	4,606,494
		227,611,952

	TOTAL EXCHANGE-TRADED FUNDS (Cost $188,746,203)	227,611,952

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.0%
	MONEY MARKET FUNDS - 2.0%
4,671,433	Invesco Government & Agency Portfolio, Institutional Class, 4.21% (Cost $4,671,433)(a)	4,671,433

	TOTAL INVESTMENTS – 99.9% (Cost $193,417,636)	$232,283,385
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	130,415
	NET ASSETS - 100.0%	$232,413,800

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes to financial statements.

TOPS BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 50.2%
100,649	FlexShares Global Upstream Natural Resources Index Fund	$4,037,031
216,614	iShares Global REIT ETF	5,350,366
42,581	iShares MSCI Emerging Markets ex China ETF	2,688,564
19,979	iShares MSCI USA Small-Cap Multifactor ETF(a)	1,357,573
123,882	SPDR Portfolio S&P 400 Mid Cap ETF	6,736,703
28,483	SPDR Portfolio S&P 500 Growth ETF	2,715,000
180,223	SPDR Portfolio S&P 500 Value ETF	9,432,872
126,535	SPDR Portfolio S&P 600 Small Cap ETF	5,390,391
213,184	Vanguard FTSE Developed Markets ETF	12,153,620
81,225	Vanguard FTSE Emerging Markets ETF	4,017,389
21,379	Vanguard S&P 500 ETF	12,143,913
38,857	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,339,789
		67,363,211
	FIXED INCOME - 47.8%
97,761	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	10,715,583
86,328	SPDR Bloomberg Investment Grade Floating Rate ETF	2,661,492
308,873	SPDR Portfolio Short Term Corporate Bond ETF	9,324,876
159,027	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	4,031,334
111,533	Vanguard Intermediate-Term Treasury ETF	6,670,789
57,627	Vanguard Mortgage-Backed Securities ETF	2,670,435
317,932	Vanguard Short-Term Inflation-Protected Securities ETF	15,982,443
90,594	Vanguard Short-Term Treasury ETF	5,325,115
26,896	Vanguard Total International Bond ETF	1,331,621
144,821	Xtrackers USD High Yield Corporate Bond ETF	5,346,791
		64,060,479

	TOTAL EXCHANGE-TRADED FUNDS (Cost $120,129,318)	131,423,690

See accompanying notes to financial statements.

TOPS BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.0%
	COLLATERAL FOR SECURITIES LOANED – 1.0%
1,383,546	Federated Hermes Government Obligations Fund, Institutional Class, 4.21% (Cost $1,383,546)(b)	$1,383,546

	MONEY MARKET FUNDS - 2.0%
2,630,489	Invesco Government & Agency Portfolio, Institutional Class, 4.21% (Cost $2,630,489)(b)	$2,630,489

	TOTAL SHORT-TERM INVESTMENTS – (Cost 4,014,035)	4,014,035

	TOTAL INVESTMENTS - 101.0% (Cost $124,143,353)	$135,437,725
	LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%	(1,369,636)
	NET ASSETS - 100.0%	$134,068,089

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $4,908,738 at June 30, 2025. The loaned securities were secured with cash collateral of $1,383,546 and non-cash collateral of $3,643,111. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes to financial statements.

TOPS CONSERVATIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value

	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 30.2%
20,956	FlexShares Global Upstream Natural Resources Index Fund	$840,545
16,731	iShares Global REIT ETF	413,256
6,727	iShares MSCI Emerging Markets ex China ETF	424,743
6,354	iShares MSCI USA Small-Cap Multifactor ETF(a)	431,754
30,713	SPDR Portfolio S&P 400 Mid Cap ETF	1,670,173
8,900	SPDR Portfolio S&P 500 Growth ETF	848,348
32,079	SPDR Portfolio S&P 500 Value ETF(a)	1,679,015
10,076	SPDR Portfolio S&P 600 Small Cap ETF	429,238
44,243	Vanguard FTSE Developed Markets ETF	2,522,293
8,522	Vanguard FTSE Emerging Markets ETF(a)	421,498
4,430	Vanguard S&P 500 ETF	2,516,373
12,319	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	424,759
		12,621,995
	FIXED INCOME - 67.9%
26,800	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,937,548
32,750	JP Morgan Ultra-Short Income ETF	1,659,770
40,371	SPDR Bloomberg Investment Grade Floating Rate ETF	1,244,638
165,328	SPDR Portfolio Short Term Corporate Bond ETF	4,991,252
33,182	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	841,164
41,943	Vanguard Intermediate-Term Treasury ETF	2,508,611
18,215	Vanguard Mortgage-Backed Securities ETF	844,083
132,454	Vanguard Short-Term Inflation-Protected Securities ETF	6,658,462
56,567	Vanguard Short-Term Treasury ETF	3,325,008
33,606	Vanguard Total International Bond ETF	1,663,833
45,253	Xtrackers USD High Yield Corporate Bond ETF	1,670,741
		28,345,110

	TOTAL EXCHANGE-TRADED FUNDS (Cost $38,933,301)	40,967,105

See accompanying notes to financial statements.

TOPS CONSERVATIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.0%
	COLLATERAL FOR SECURITIES LOANED – 1.1%
440,015	Federated Hermes Government Obligations Fund, Institutional Class, 4.21% (Cost $440,015)(b)	$440,015

	MONEY MARKET FUNDS - 1.9%
788,183	Invesco Government & Agency Portfolio, Institutional Class, 4.21% (Cost $788,183)(b)	788,183

	TOTAL SHORT-TERM INVESTMENTS – (Cost 1,228,198)	1,228,198

	TOTAL INVESTMENTS - 101.1% (Cost $40,161,499)	$42,195,303
	LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%	(445,931)
	NET ASSETS - 100.0%	$41,749,372

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $1,737,954 at June 30, 2025. The loaned securities were secured with cash collateral of $440,015 and non-cash collateral of $1,337,282. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes to financial statements.

TOPS GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value

	EXCHANGE-TRADED FUNDS — 97.9%
	EQUITY - 85.0%
257,627	FlexShares Global Upstream Natural Resources Index Fund	$10,333,419
415,990	iShares Global REIT ETF	10,274,953
163,525	iShares MSCI Emerging Markets ex China ETF	10,324,969
76,624	iShares MSCI USA Small-Cap Multifactor ETF(a)	5,206,601
524,814	SPDR Portfolio S&P 400 Mid Cap ETF	28,539,385
136,732	SPDR Portfolio S&P 500 Growth ETF	13,033,294
247,197	SPDR Portfolio S&P 500 Value ETF	12,938,291
365,321	SPDR Portfolio S&P 600 Small Cap ETF	15,562,675
776,321	Vanguard FTSE Developed Markets ETF	44,258,060
208,157	Vanguard FTSE Emerging Markets ETF	10,295,445
95,951	Vanguard S&P 500 ETF	54,503,046
149,225	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	5,145,278
		220,415,416
	FIXED INCOME - 12.9%
46,937	iShares iBoxx $ Investment Grade Corporate Bond ETF	5,144,765
203,588	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	5,160,956
85,675	Vanguard Intermediate-Term Treasury ETF	5,124,222
55,331	Vanguard Mortgage-Backed Securities ETF	2,564,039
152,555	Vanguard Short-Term Inflation-Protected Securities ETF	7,668,940
208,595	Xtrackers USD High Yield Corporate Bond ETF	7,701,326
		33,364,248

	TOTAL EXCHANGE-TRADED FUNDS (Cost $212,982,540)	253,779,664

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.5%
	COLLATERAL FOR SECURITIES LOANED – 0.5%
1,313,465	Federated Hermes Government Obligations Fund, Institutional Class, 4.21% (Cost $1,313,465)(b)	$1,313,465

	MONEY MARKET FUNDS - 2.0%
5,211,080	Invesco Government & Agency Portfolio, Institutional Class, 4.21% (Cost $5,211,080)(b)	5,211,080

See accompanying notes to financial statements.

TOPS GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,524,545)	$6,524,545

	TOTAL INVESTMENTS - 100.4% (Cost $219,507,085)	$260,304,209
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4%)	(1,136,944)
	NET ASSETS - 100.0%	$259,167,265

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $1,287,101 at June 30, 2025. The loaned securities were secured with cash collateral of $1,313,465. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes to financial statements.

TOPS MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value

	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 65.2%
204,997	FlexShares Global Upstream Natural Resources Index Fund	$8,222,430
330,917	iShares Global REIT ETF	8,173,650
65,046	iShares MSCI Emerging Markets ex China ETF	4,107,004
60,952	iShares MSCI USA Small-Cap Multifactor ETF	4,141,688
303,634	SPDR Portfolio S&P 400 Mid Cap ETF	16,511,617
43,510	SPDR Portfolio S&P 500 Growth ETF	4,147,373
117,989	SPDR Portfolio S&P 500 Value ETF	6,175,544
193,740	SPDR Portfolio S&P 600 Small Cap ETF	8,253,324
472,582	Vanguard FTSE Developed Markets ETF	26,941,900
165,440	Vanguard FTSE Emerging Markets ETF(a)	8,182,662
65,321	Vanguard S&P 500 ETF	37,104,288
59,359	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	2,046,698
		134,008,178
	FIXED INCOME - 32.8%
93,346	iShares iBoxx $ Investment Grade Corporate Bond ETF	10,231,655
611,199	SPDR Portfolio Short Term Corporate Bond ETF	18,452,097
161,954	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	4,105,534
102,231	Vanguard Intermediate-Term Treasury ETF	6,114,436
88,034	Vanguard Mortgage-Backed Securities ETF	4,079,496
244,513	Vanguard Short-Term Inflation-Protected Securities ETF	12,291,669
41,088	Vanguard Total International Bond ETF	2,034,267
276,550	Xtrackers USD High Yield Corporate Bond ETF	10,210,226
		67,519,380

	TOTAL EXCHANGE-TRADED FUNDS (Cost $176,400,339)	201,527,558

See accompanying notes to financial statements.

TOPS MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.1%
	COLLATERAL FOR SECURITIES LOANED – 0.1%
277,000	Federated Hermes Government Obligations Fund, Institutional Class, 4.21% (Cost $277,000)(b)	$277,000

	MONEY MARKET FUNDS - 2.0%
4,116,361	Invesco Government & Agency Portfolio, Institutional Class, 4.21% (Cost $4,116,361)(b)	4,116,361

	TOTAL SHORT-TERM INVESTMENTS – ($4,393,361)	4,393,361

	TOTAL INVESTMENTS - 100.1% (Cost $180,793,700)	$205,920,919
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(221,586)
	NET ASSETS - 100.0%	$205,699,333

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $1,204,478 at June 30, 2025. The loaned securities were secured with cash collateral of $277,000 and non-cash collateral of $954,823. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities (Unaudited)
June 30, 2025

	Aggressive		Balanced	Conservative
	Growth		ETF	ETF
Assets:	ETF Portfolio		Portfolio	Portfolio
Investments in securities, at cost	$193,417,636		$124,143,353	$40,161,499
Investments in securities, at value (Securities on loan $0, $4,908,738 and $1,737,954, respectively)	$232,283,385		$135,437,725	$42,195,303
Receivable for securities sold	—		25,265	—
Receivable for Portfolio shares sold	108,603		16,223	5,099
Interest and dividends receivable	194,502		46,302	10,263
Total Assets	232,586,490		135,525,515	42,210,665
Liabilities:
Collateral on securities loaned	—		1,383,546	440,015
Payable for Portfolio shares redeemed	2,798		28,819	8,103
Payable for securities purchased	92,691		—	—
Accrued investment advisory fees	18,527		10,846	3,410
Accrued distribution (12b-1) fees	46,571		26,839	6,965
Accrued shareholder service fees	—		634	—
Payable to related parties and administrative service fees	12,103		6,742	2,800
Total Liabilities	172,690		1,457,426	461,293
Net Assets	$232,413,800		$134,068,089	$41,749,372

Components of Net Assets:
Paid-in capital	$184,195,591		$116,528,487	$38,069,109
Accumulated earnings	48,218,209		17,539,602	3,680,263
Net Assets	$232,413,800		$134,068,089	$41,749,372

Class 1 Shares:
Net assets	$4,998,844		$6,303,176	$13,461,634
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	221,176		405,901	993,924

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$22.60		$15.53	$13.54

Class 2 Shares:
Net assets	$221,149,247		$117,598,988	$22,500,785
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,960,469		7,941,528	1,683,132

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$22.20		$14.81	$13.37

Investor Class Shares:
Net assets	$6,265,684		$7,534,097	$5,786,937
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	262,021		477,372	421,626

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$23.91		$15.78	$13.73

Service Class Shares:
Net assets	$25		$2,631,828	$16
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		178,134	1

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$22.20	(a)	$14.77	$13.37	(a)

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities (Unaudited) (Continued)
June 30, 2025

	Growth		Moderate
	ETF		Growth
Assets:	Portfolio		ETF Portfolio
Investments in securities, at cost	$219,507,085		$180,793,700
Investments in securities, at value (Securities on loan $1,287,101 and $1,204,478, respectively)	$260,304,209		$205,920,919
Receivable for securities sold	26,801		—
Receivable for Portfolio shares sold	86,096		38,357
Interest and dividends receivable	185,422		128,294
Total Assets	260,602,528		206,087,570
Liabilities:
Collateral on securities loaned	1,313,465		277,000
Payable for Portfolio shares redeemed	37,539		40,306
Payable for securities purchased	—		—
Accrued investment advisory fees	20,689		16,539
Accrued distribution (12b-1) fees	49,430		39,031
Accrued shareholder service fees	—		3,440
Payable to related parties and administrative service fees	14,140		11,921
Total Liabilities	1,435,263		388,237
Net Assets	$259,167,265		$205,699,333

Components of Net Assets:
Paid-in capital	$207,363,571		$170,218,703
Accumulated earnings	51,803,694		35,480,630
Net Assets	$259,167,265		$205,699,333

Class 1 Shares:
Net assets	$16,671,102		$15,597,321
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	761,146		951,542

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$21.90		$16.39

Class 2 Shares:
Net assets	$237,317,709		$157,752,384
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	11,145,473		10,102,242

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$21.29		$15.62

Investor Class Shares:
Net assets	$5,178,429		$18,106,249
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	221,151		1,046,588

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$23.42		$17.30

Service Class Shares:
Net assets	$25		$14,243,379
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		914,556

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$21.29	(a)	$15.57

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2025

	Aggressive	Balanced	Conservative	Growth	Moderate
	Growth	ETF	ETF	ETF	Growth
	ETF Portfolio	Portfolio	Portfolio	Portfolio	ETF Portfolio
Investment Income:
Dividend income	$1,819,020	$1,522,715	$515,007	$2,294,554	$2,195,229
Interest income	93,008	56,980	17,144	105,370	85,833
Securities lending income	6,914	29,408	8,332	19,844	34,479
Total Investment Income	1,918,942	1,609,103	540,483	2,419,768	2,315,541
Expenses:
Investment advisory fees	103,936	63,309	20,041	114,786	94,520
Distribution fees (12b-1)
Class 2 Shares	246,659	137,843	26,015	262,658	180,653
Investor Shares	14,627	18,890	14,352	11,746	42,038
Shareholder service fees	—	3,661	—	—	19,997
Related parties and administrative service fees	109,006	68,380	25,920	120,001	99,738
Total Expenses	474,228	292,083	86,328	509,191	436,946
Net Investment Income	1,444,714	1,317,020	454,155	1,910,577	1,878,595

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on:
Investments	1,594,636	1,011,094	101,947	1,252,000	1,480,176
Net change in unrealized appreciation on:
Investments	13,157,554	5,178,107	1,486,636	15,075,527	9,584,889
Net Realized and Unrealized Gain on Investments	14,752,190	6,189,201	1,588,583	16,327,527	11,065,065
Net Increase in Net Assets Resulting from Operations	$16,196,904	$7,506,221	$2,042,738	$18,238,104	$12,943,660

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets

	Aggressive Growth ETF Portfolio			Balanced ETF Portfolio
	Six Months Ended			Six Months Ended
	June 30, 2025	Year Ended		June 30, 2025	Year Ended
	(Unaudited)	December 31, 2024		(Unaudited)	December 31, 2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$1,444,714	$3,152,448		$1,317,020	$3,062,030
Net realized gain on investments	1,594,636	3,519,497		1,011,094	1,626,462
Net change in unrealized appreciation on investments	13,157,554	11,287,601		5,178,107	2,347,186
Net increase in net assets resulting from operations	16,196,904	17,959,546		7,506,221	7,035,678
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(100,944)		—	(167,341)
Class 2	—	(3,606,631)		—	(2,491,322)
Investor Class	—	(97,005)		—	(164,965)
Service Class	—	(0	) (a)	—	(63,238)
Total distributions to shareholders	—	(3,804,580)		—	(2,886,866)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	501,109	1,405,143		1,591,689	1,481,279
Class 2	20,263,865	44,782,237		9,109,663	18,194,517
Investor Class	562,814	1,741,913		254,005	1,753,871
Service Class	—	—		303,814	637,660
Reinvestment of distributions
Class 1	—	100,944		—	167,341
Class 2	—	3,606,631		—	2,491,322
Investor Class	—	97,005		—	164,965
Service Class	—	0	(a)	—	63,238
Cost of shares redeemed
Class 1	(522,158)	(483,702)		(2,086,099)	(2,943,204)
Class 2	(3,165,132)	(6,066,120)		(3,105,818)	(3,385,239)
Investor Class	(711,886)	(203,821)		(812,128)	(481,040)
Service Class	—	—		(158,790)	(349,694)
Net increase in net assets from share transactions of beneficial interest	16,928,612	44,980,230		5,096,336	17,795,016
Total Increase In Net Assets	33,125,516	59,135,196		12,602,557	21,943,828

Net Assets:
Beginning of period/year	199,288,284	140,153,088		121,465,532	99,521,704
End of period/year	$232,413,800	$199,288,284		$134,068,089	$121,465,532

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Aggressive Growth ETF Portfolio		Balanced ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2025	Year Ended	June 30, 2025	Year Ended
	(Unaudited)	December 31, 2024	(Unaudited)	December 31, 2024
SHARE ACTIVITY
Class 1
Shares Sold	23,527	68,981	106,713	102,473
Shares Reinvested	—	4,684	—	11,276
Shares Redeemed	(24,888)	(23,234)	(141,311)	(203,725)
Net increase (decrease) in shares of beneficial interest outstanding	(1,361)	50,431	(34,598)	(89,976)

Class 2
Shares Sold	977,611	2,199,476	644,175	1,300,125
Shares Reinvested	—	170,124	—	175,692
Shares Redeemed	(153,324)	(302,691)	(218,510)	(242,013)
Net increase in shares of beneficial interest outstanding	824,287	2,066,909	425,665	1,233,804

Investor Class
Shares Sold	25,271	79,094	16,517	118,109
Shares Reinvested	—	4,242	—	10,903
Shares Redeemed	(31,426)	(9,367)	(54,132)	(32,422)
Net increase (decrease) in shares of beneficial interest outstanding	(6,155)	73,969	(37,615)	96,590

Service Class
Shares Sold	—	—	21,519	46,024
Shares Reinvested	—	0 (a)	—	4,469
Shares Redeemed	—	—	(11,388)	(25,056)
Net increase in shares of beneficial interest outstanding	0 (a)	0 (a)	10,131	25,437

(a)	Represents less than one share

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio			Growth ETF Portfolio
	Six Months Ended			Six Months Ended
	June 30, 2025	Year Ended		June 30, 2025	Year Ended
	(Unaudited)	December 31, 2024		(Unaudited)	December 31, 2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$454,155	$1,129,950		$1,910,577	$3,887,011
Net realized gain on investments	101,947	214,743		1,252,000	4,621,696
Net change in unrealized appreciation on investments	1,486,636	722,360		15,075,527	9,498,412
Net increase in net assets resulting from operations	2,042,738	2,067,053		18,238,104	18,007,119
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(421,512)		—	(224,085)
Class 2	—	(584,653)		—	(2,862,257)
Investor Class	—	(166,613)		—	(55,003)
Service Class	—	(0	) (a)	—	(0	) (a)
Total distributions to shareholders	—	(1,172,778)		—	(3,141,345)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	3,118,062	4,508,649		2,055,704	3,573,138
Class 2	3,136,374	4,033,010		25,690,547	49,435,102
Investor Class	222,182	1,370,785		557,109	1,062,018
Reinvestment of distributions
Class 1	—	421,511		—	224,084
Class 2	—	584,653		—	2,862,257
Investor Class	—	166,613		—	55,003
Service Class	—	0		—	0	(a)
Cost of shares redeemed
Class 1	(3,815,074)	(3,475,577)		(504,899)	(1,963,727)
Class 2	(1,090,327)	(1,884,050)		(2,884,811)	(5,509,710)
Investor Class	(490,170)	(1,158,354)		(385,573)	(341,205)
Net increase in net assets from share transactions of beneficial interest	1,081,047	4,567,240		24,528,077	49,396,960
Total Increase In Net Assets	3,123,785	5,461,515		42,766,181	64,262,734

Net Assets:
Beginning of period/year	38,625,587	33,164,072		216,401,084	152,138,350
End of period/year	$41,749,372	$38,625,587		$259,167,265	$216,401,084

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio		Growth ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2025	Year Ended	June 30, 2025	Year Ended
	(Unaudited)	December 31, 2024	(Unaudited)	December 31, 2024
SHARE ACTIVITY
Class 1
Shares Sold	238,488	347,045	99,528	180,993
Shares Reinvested	—	32,549	—	10,794
Shares Redeemed	(291,016)	(269,850)	(24,602)	(100,250)
Net increase (decrease) in shares of beneficial interest outstanding	(52,528)	109,744	74,926	91,537

Class 2
Shares Sold	243,806	316,253	1,281,139	2,552,739
Shares Reinvested	—	45,676	—	141,626
Shares Redeemed	(84,424)	(147,190)	(143,015)	(284,549)
Net increase in shares of beneficial interest outstanding	159,382	214,739	1,138,124	2,409,816

Investor Class
Shares Sold	222,182	103,735	82,469	50,177
Shares Reinvested	—	12,651	—	2,471
Shares Redeemed	(86,596)	(86,495)	(18,841)	(15,732)
Net increase in shares of beneficial interest outstanding	135,586	29,891	63,628	36,916

Service Class
Shares Reinvested	—	0 (a)	—	0 (a)
Net increase in shares of beneficial interest outstanding	—	0 (a)	—	0 (a)

(a)	Represents less than one share.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2025	Year Ended
	(Unaudited)	December 31, 2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$1,878,595	$4,163,222
Net realized gain on investments	1,480,176	3,741,151
Net change in unrealized appreciation on investments	9,584,889	5,336,836
Net increase in net assets resulting from operations	12,943,660	13,241,209
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(417,697)
Class 2	—	(4,274,635)
Investor Class	—	(431,303)
Service Class	—	(420,686)
Total distributions to shareholders	—	(5,544,321)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	2,324,907	4,599,306
Class 2	13,232,571	27,667,608
Investor Class	1,522,537	3,560,036
Service Class	520,089	993,336
Reinvestment of distributions
Class 1	—	417,696
Class 2	—	4,274,635
Investor Class	—	431,303
Service Class	—	420,686
Cost of shares redeemed
Class 1	(1,732,088)	(2,503,083)
Class 2	(3,346,555)	(7,386,611)
Investor Class	(622,406)	(839,931)
Service Class	(429,525)	(752,592)
Net increase in net assets from share transactions of beneficial interest	11,469,530	30,882,389
Total Increase In Net Assets	24,413,190	38,579,277

Net Assets:
Beginning of period/year	181,286,143	142,706,866
End of period/year	$205,699,333	$181,286,143

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2025	Year Ended
	(Unaudited)	December 31, 2024
SHARE ACTIVITY
Class 1
Shares Sold	149,520	299,305
Shares Reinvested	—	26,810
Shares Redeemed	(113,231)	(164,382)
Net increase in shares of beneficial interest outstanding	36,289	161,733

Class 2
Shares Sold	890,386	1,903,418
Shares Reinvested	—	287,467
Shares Redeemed	(224,252)	(508,583)
Net increase in shares of beneficial interest outstanding	666,134	1,682,302

Investor Class
Shares Sold	92,254	220,811
Shares Reinvested	—	26,140
Shares Redeemed	(38,508)	(51,743)
Net increase in shares of beneficial interest outstanding	53,746	195,208

Service Class
Shares Sold	35,045	68,192
Shares Reinvested	—	28,367
Shares Redeemed	(28,783)	(51,437)
Net increase in shares of beneficial interest outstanding	6,262	45,122

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$20.99		$19.10	$16.51	$19.88	$16.72	$15.18
Income (loss) from investment operations:
Net investment income (a)(b)	0.17		0.43	0.35	0.32	0.35	0.24
Net realized and unrealized gain (loss) on investments	1.44		1.91	2.56	(3.44)	2.93	1.65
Total income (loss) from investment operations	1.61		2.34	2.91	(3.12)	3.28	1.89
Less distributions from:
Net investment income	—		(0.28)	(0.23)	(0.24)	(0.12)	(0.21)
Net realized gain	—		(0.17)	(0.09)	(0.01)	—	(0.14)
Total distributions	—		(0.45)	(0.32)	(0.25)	(0.12)	(0.35)
Net asset value, end of period/year	$22.60		$20.99	$19.10	$16.51	$19.88	$16.72
Total return (c)	7.67	% (e)	12.21%	17.77%	(15.74)%	19.66%	12.92%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$4,999		$4,672	$3,287	$4,007	$4,517	$3,058
Ratio of expenses to average net assets (d)	0.21	% (f)	0.21%	0.21%	0.21%	0.22%	0.23%
Ratio of net investment income to average net assets (b)(d)	1.60	% (f)	2.07%	1.93%	1.87%	1.86%	1.68%
Portfolio turnover rate	8	% (e)	11%	10%	9%	9%	23%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$20.65		$18.80	$16.28	$19.60	$16.52	$15.01
Income (loss) from investment operations:
Net investment income (a)(b)	0.14		0.37	0.35	0.29	0.32	0.22
Net realized and unrealized gain (loss) on investments	1.41		1.90	2.46	(3.40)	2.87	1.61
Total income (loss) from investment operations	1.55		2.27	2.81	(3.11)	3.19	1.83
Less distributions from:
Net investment income	—		(0.25)	(0.20)	(0.20)	(0.11)	(0.18)
Net realized gain	—		(0.17)	(0.09)	(0.01)	—	(0.14)
Total distributions	—		(0.42)	(0.29)	(0.21)	(0.11)	(0.32)
Net asset value, end of period/year	$22.20		$20.65	$18.80	$16.28	$19.60	$16.52
Total return (c)	7.51	% (e)	11.99%	17.37%	(15.88)%	19.31%	12.68%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$221,149		$188,645	$132,931	$84,109	$73,834	$33,897
Ratio of expenses to average net assets (d)	0.46	% (f)	0.46%	0.46%	0.46%	0.47%	0.48%
Ratio of net investment income to average net assets (b)(d)	1.39	% (f)	1.84%	2.01%	1.70%	1.73%	1.56%
Portfolio turnover rate	8	% (e)	11%	10%	9%	9%	23%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$22.27		$20.26	$17.53	$21.10	$17.79	$16.18
Income (loss) from investment operations:
Net investment income (a)(b)	0.12		0.36	0.33	0.25	0.33	0.19
Net realized and unrealized gain (loss) on investments	1.52		2.02	2.65	(3.65)	3.07	1.74
Total income (loss) from investment operations	1.64		2.38	2.98	(3.40)	3.40	1.93
Less distributions from:
Net investment income	—		(0.20)	(0.16)	(0.16)	(0.09)	(0.18)
Net realized gain	—		(0.17)	(0.09)	(0.01)	—	(0.14)
Total distributions	—		(0.37)	(0.25)	(0.17)	(0.09)	(0.32)
Net asset value, end of period/year	$23.91		$22.27	$20.26	$17.53	$21.10	$17.79
Total return (c)	7.36	% (e)	11.72%	17.10%	(16.14)%	19.11%	12.34%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$6,266		$5,971	$3,935	$2,223	$2,275	$1,010
Ratio of expenses to average net assets (d)	0.71	% (f)	0.71%	0.71%	0.71%	0.72%	0.73%
Ratio of net investment income to average net assets (b)(d)	1.10	% (f)	1.63%	1.78%	1.38%	1.61%	1.26%
Portfolio turnover rate	8	% (e)	11%	10%	9%	9%	23%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Service Class Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$20.65		$18.80	$16.28	$19.60	$16.52	$15.01
Income (loss) from investment operations:
Net investment income (a)(b)	0.17		0.17	0.39	0.35	0.36	0.00	(g)
Net realized and unrealized gain (loss) on investments	1.38		2.10	2.42	(3.46)	2.83	1.83
Total income (loss) from investment operations	1.55		2.27	2.81	(3.11)	3.19	1.83
Less distributions from:
Net investment income	—		(0.25)	(0.20)	(0.20)	(0.11)	(0.18)
Net realized gain	—		(0.17)	(0.09)	(0.01)	—	(0.14)
Total distributions	—		(0.42)	(0.29)	(0.21)	(0.11)	(0.32)
Net asset value, end of period/year (c)	$22.20		$20.65	$18.80	$16.28	$19.60	$16.52
Total return (d)	7.51	% (h)	11.99%	17.37%	(15.88)%	19.31%	12.68%
Ratios and Supplemental Data:
Net assets, end of period/year (e)	$25		$24	$21	$18	$21	$18
Ratio of expenses to average net assets (f)	0.51	% (i)	0.51%	0.51%	0.51%	0.52%	0.53	% (i)
Ratio of net investment income to average net assets (b)(f)	1.61	% (i)	0.84%	2.23%	2.03%	1.41%	1.06	% (i)
Portfolio turnover rate	8	% (h)	11%	10%	9%	9%	23%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	NAV does not recalculate due to rounding of net assets.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(e)	Rounded net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Amount represents less than $0.01 per share.

(h)	Not annualized.

(i)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$14.63		$14.02	$12.96	$15.04	$13.81	$12.91
Income (loss) from investment operations:
Net investment income (a)(b)	0.18		0.42	0.38	0.33	0.33	0.22
Net realized and unrealized gain (loss) on investments	0.72		0.58	1.12	(1.98)	1.04	0.87
Total income (loss) from investment operations	0.90		1.00	1.50	(1.65)	1.37	1.09
Less distributions from:
Net investment income	—		(0.32)	(0.27)	(0.23)	(0.14)	(0.19)
Net realized gain	—		(0.07)	(0.17)	(0.20)	—	(0.00)
Total distributions	—		(0.39)	(0.44)	(0.43)	(0.14)	(0.19)
Net asset value, end of period/year	$15.53		$14.63	$14.02	$12.96	$15.04	$13.81
Total return (c)	6.15	% (e)	7.04%	11.75%	(10.99)%	9.97%	8.62%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$6,303		$6,446	$7,435	$8,234	$10,116	$8,045
Ratio of expenses to average net assets (d)	0.21	% (f)	0.21%	0.21%	0.21%	0.22%	0.21%
Ratio of net investment income to average net assets (b)(d)	2.33	% (f)	2.91%	2.83%	2.44%	2.23%	1.71%
Portfolio turnover rate	6	% (e)	11%	19%	12%	13%	23%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Amount represents less than $0.01 per share.

(f)	Not annualized.

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$13.97		$13.40	$12.42	$14.43	$13.28	$12.43
Income (loss) from investment operations:
Net investment income (a)(b)	0.15		0.39	0.35	0.31	0.29	0.19
Net realized and unrealized gain (loss) on investments	0.69		0.54	1.04	(1.92)	0.99	0.83
Total income (loss) from investment operations	0.84		0.93	1.39	(1.61)	1.28	1.02
Less distributions from:
Net investment income	—		(0.29)	(0.24)	(0.20)	(0.13)	(0.17)
Net realized gain	—		(0.07)	(0.17)	(0.20)	—	(0.00)
Total distributions	—		(0.36)	(0.41)	(0.40)	(0.13)	(0.17)
Net asset value, end of period/year	$14.81		$13.97	$13.40	$12.42	$14.43	$13.28
Total return (c)	6.01	% (f)	6.86%	11.39%	(11.15)%	9.62%	8.40%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$117,599		$105,005	$84,205	$62,226	$55,173	$32,802
Ratio of expenses to average net assets (d)	0.46	% (g)	0.46%	0.46%	0.46%	0.47%	0.46%
Ratio of net investment income to average net assets (b)(d)	2.08	% (g)	2.78%	2.74%	2.34%	2.06%	1.55%
Portfolio turnover rate	6	% (f)	11%	19%	12%	13%	23%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Amount represents less than $0.01 per share.

(f)	Not annualized.

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$14.91		$14.29	$13.22	$15.35	$14.13	$13.25
Income (loss) from investment operations:
Net investment income (a)(b)	0.14		0.38	0.35	0.31	0.31	0.15
Net realized and unrealized gain (loss) on investments	0.73		0.57	1.10	(2.06)	1.01	0.90
Total income (loss) from investment operations	0.87		0.95	1.45	(1.75)	1.32	1.05
Less distributions from:
Net investment income	—		(0.26)	(0.21)	(0.18)	(0.10)	(0.17)
Net realized gain	—		(0.07)	(0.17)	(0.20)	—	(0.00)
Total distributions	—		(0.33)	(0.38)	(0.38)	(0.10)	(0.17)
Net asset value, end of period/year	$15.78		$14.91	$14.29	$13.22	$15.35	$14.13
Total return (c)	5.84	% (e)	6.58%	11.17%	(11.41)%	9.34%	8.09%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$7,534		$7,672	$5,974	$3,777	$2,288	$1,044
Ratio of expenses to average net assets (d)	0.71	% (f)	0.71%	0.71%	0.71%	0.72%	0.72%
Ratio of net investment income to average net assets (b)(d)	1.81	% (f)	2.53%	2.57%	2.26%	2.09%	1.18%
Portfolio turnover rate	6	% (e)	11%	19%	12%	13%	23%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Amount represents less than $0.01 per share.

(f)	Not Annualized

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Service Class Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$13.94		$13.38	$12.41	$14.43	$13.28	$12.43
Income (loss) from investment operations:
Net investment income (a)(b)	0.14		0.38	0.36	0.33	0.42	0.00	(f)
Net realized and unrealized gain (loss) on investments	0.69		0.54	1.02	(1.95)	0.85	1.02
Total income (loss) from investment operations	0.83		0.92	1.38	(1.62)	1.27	1.02
Less distributions from:
Net investment income	—		(0.29)	(0.24)	(0.20)	(0.12)	(0.17)
Net realized gain	—		(0.07)	(0.17)	(0.20)	—	(0.00)
Total distributions	—		(0.36)	(0.41)	(0.40)	(0.12)	(0.17)
Net asset value, end of period/year	$14.77		$13.94	$13.38	$12.41	$14.43	$13.28	(g)
Total return (c)	5.95	% (h)	6.79%	11.32%	(11.22)%	9.62%	8.40%
Ratios and Supplemental Data:
Net assets, end of period/year (d)	$2,631,828		$2,342,424	$1,908,105	$1,145,101	$469,051	$14
Ratio of expenses to average net assets (e)	0.51	% (i)	0.51%	0.51%	0.51%	0.52%	0.52	% (i)
Ratio of net investment income to average net assets (b)(e)	2.04	% (i)	2.72%	2.78%	2.60%	2.95%	0.98	% (i)
Portfolio turnover rate	6	% (h)	11%	19%	12%	13%	23%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Rounded net assets, not truncated.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Amount represents less than $0.01 per share.

(g)	NAV does not recalculate due to rounding of net assets.

(h)	Not annualized

(i)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$12.87		$12.52	$12.01	$13.63	$12.89	$12.26
Income (loss) from investment operations:
Net investment income (a)(b)	0.16		0.43	0.40	0.32	0.28	0.19
Net realized and unrealized gain (loss) on investments	0.51		0.35	0.71	(1.49)	0.59	0.68
Total income (loss) from investment operations	0.67		0.78	1.11	(1.17)	0.87	0.87
Less distributions from:
Net investment income	—		(0.34)	(0.28)	(0.25)	(0.13)	(0.22)
Net realized gain	—		(0.09)	(0.32)	(0.20)	—	(0.02)
Total distributions	—		(0.43)	(0.60)	(0.45)	(0.13)	(0.24)
Net asset value, end of period/year	$13.54		$12.87	$12.52	$12.01	$13.63	$12.89
Total return (c)	5.21	% (e)	6.22%	9.48%	(8.60)%	6.74%	7.23%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$13,462		$13,469	$11,723	$12,255	$15,125	$11,103
Ratio of expenses to average net assets (d)	0.23	% (f)	0.23%	0.23%	0.24%	0.24%	0.25%
Ratio of net investment income to average net assets (b)(d)	2.46	% (f)	3.35%	3.16%	2.46%	2.12%	1.60%
Portfolio turnover rate	5	% (e)	10%	22%	35%	8%	28%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$12.72		$12.38	$11.89	$13.51	$12.79	$12.17
Income (loss) from investment operations:
Net investment income (a)(b)	0.14		0.40	0.38	0.31	0.24	0.17
Net realized and unrealized gain (loss) on investments	0.51		0.34	0.69	(1.50)	0.58	0.67
Total income (loss) from investment operations	0.65		0.74	1.07	(1.19)	0.82	0.84
Less distributions from:
Net investment income	—		(0.31)	(0.26)	(0.23)	(0.10)	(0.20)
Net realized gain	—		(0.09)	(0.32)	(0.20)	—	(0.02)
Total distributions	—		(0.40)	(0.58)	(0.43)	(0.10)	(0.22)
Net asset value, end of period/year	$13.37		$12.72	$12.38	$11.89	$13.51	$12.79
Total return (c)	5.11	% (e)	6.00%	9.19%	(8.85)%	6.45%	7.04%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$22,501		$19,383	$16,205	$10,969	$8,605	$6,662
Ratio of expenses to average net assets (d)	0.48	% (f)	0.48%	0.48%	0.49%	0.49%	0.50%
Ratio of net investment income to average net assets (b)(d)	2.22	% (f)	3.12%	3.07%	2.44%	1.83%	1.36%
Portfolio turnover rate	5	% (e)	10%	22%	35%	8%	28%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$13.08		$12.72	$12.20	$13.84	$13.14	$12.54
Income (loss) from investment operations:
Net investment income (a)(b)	0.13		0.37	0.35	0.22	0.27	0.19
Net realized and unrealized gain (loss) on investments	0.52		0.36	0.72	(1.48)	0.55	0.64
Total income (loss) from investment operations	0.65		0.73	1.07	(1.26)	0.82	0.83
Less distributions from:
Net investment income	—		(0.28)	(0.23)	(0.18)	(0.12)	(0.21)
Net realized gain	—		(0.09)	(0.32)	(0.20)	—	(0.02)
Total distributions	—		(0.37)	(0.55)	(0.38)	(0.12)	(0.23)
Net asset value, end of period/year	$13.73		$13.08	$12.72	$12.20	$13.84	$13.14
Total return (c)	4.97	% (e)	5.76%	8.96%	(9.12)%	6.27%	6.68%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$5,787		$5,774	$5,236	$3,977	$5,811	$880
Ratio of expenses to average net assets (d)	0.73	% (f)	0.73%	0.73%	0.74%	0.74%	0.75%
Ratio of net investment income to average net assets (b)(d)	1.95	% (f)	2.83%	2.79%	1.73%	1.97%	1.52%
Portfolio turnover rate	5	% (e)	10%	22%	35%	8%	28%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Service Class Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$12.72		$12.38	$11.89	$13.51	$12.79	$12.17
Income (loss) from investment operations:
Net investment income (a)(b)	0.16		0.16	0.39	0.33	0.30	0.00	(g)
Net realized and unrealized gain (loss) on investments	0.49		0.58	0.68	(1.52)	0.52	0.84
Total income (loss) from investment operations	0.65		0.74	1.07	(1.19)	0.82	0.84
Less distributions from:
Net investment income	—		(0.31)	(0.26)	(0.23)	(0.10)	(0.20)
Net realized gain	—		(0.09)	(0.32)	(0.20)	—	(0.02)
Total distributions	—		(0.40)	(0.58)	(0.43)	(0.10)	(0.22)
Net asset value, end of period/year (c)	$13.37		$12.72	$12.38	$11.89	$13.51	$12.79
Total return (d)	5.11	% (h)	6.00%	9.19%	(8.85)%	6.45%	7.04%
Ratios and Supplemental Data:
Net assets, end of period/year (e)	$16		$15	$14	$13	$14	$13
Ratio of expenses to average net assets (f)	0.53	% (i)	0.53%	0.53%	0.54%	0.54%	0.55	% (i)
Ratio of net investment income to average net assets (b)(f)	2.50	% (i)	1.29%	3.18%	2.63%	1.77%	1.32	% (i)
Portfolio turnover rate	5	% (h)	10%	22%	35%	8%	28%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	NAV does not recalculate due to rounding of net assets.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(e)	Rounded net assets, not truncated

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests

(g)	Amount represents less than $0.01 per share.

(h)	Not annualized

(i)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$20.31		$18.58	$16.36	$19.56	$16.88	$15.43
Income (loss) from investment operations:
Net investment income (a)(b)	0.19		0.46	0.42	0.37	0.40	0.25
Net realized and unrealized gain (loss) on investments	1.40		1.61	2.23	(3.21)	2.44	1.53
Total income (loss) from investment operations	1.59		2.07	2.65	(2.84)	2.84	1.78
Less distributions from:
Net investment income	—		(0.30)	(0.25)	(0.26)	(0.16)	(0.24)
Net realized gain	—		(0.04)	(0.18)	(0.10)	—	(0.09)
Total distributions	—		(0.34)	(0.43)	(0.36)	(0.16)	(0.33)
Net asset value, end of period/year	$21.90		$20.31	$18.58	$16.36	$19.56	$16.88
Total return (c)	7.83	% (e)	11.09%	16.41%	(14.55)%	16.89%	11.92%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$16,671		$13,936	$11,051	$7,881	$7,336	$5,487
Ratio of expenses to average net assets (d)	0.21	% (f)	0.21%	0.21%	0.21%	0.21%	0.22%
Ratio of net investment income to average net assets (b)(d)	1.91	% (f)	2.28%	2.44%	2.16%	2.13%	1.72%
Portfolio turnover rate	7	% (e)	13%	9%	11%	10%	27%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023	December 31, 2022		December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$19.77		$18.11	$15.96	$19.10		$16.52	$15.14
Income (loss) from investment operations:
Net investment income (a)(b)	0.16		0.40	0.39	0.32		0.35	0.23
Net realized and unrealized gain (loss) on investments	1.36		1.56	2.16	(3.13)		2.37	1.48
Total income (loss) from investment operations	1.52		1.96	2.55	(2.81)		2.72	1.71
Less distributions from:
Net investment income	—		(0.26)	(0.22)	(0.23)		(0.14)	(0.24)
Net realized gain	—		(0.04)	(0.18)	(0.10)		—	(0.09)
Total distributions	—		(0.30)	(0.40)	(0.33)		(0.14)	(0.33)
Net asset value, end of period/year	$21.29		$19.77	$18.11	$15.96		$19.10	$16.52
Total return (c)	7.69	% (f)	10.79%	16.09%	(14.76	)% (e)	16.52%	11.67%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$237,318		$197,820	$137,572	$92,042		$79,054	$47,067
Ratio of expenses to average net assets (d)	0.46	% (g)	0.46%	0.46%	0.46%		0.46%	0.47%
Ratio of net investment income to average net assets (b)(d)	1.65	% (g)	2.08%	2.21%	1.92%		1.92%	1.59%
Portfolio turnover rate	7	% (f)	13%	9%	11%		10%	27%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Includes adjustments in accordance with generally accepted accounting principles in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Not annualized.

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$21.76		$19.92	$17.54	$20.95	$18.10	$16.49
Income (loss) from investment operations:
Net investment income (a)(b)	0.15		0.38	0.40	0.29	0.42	0.17
Net realized and unrealized gain (loss) on investments	1.51		1.72	2.35	(3.42)	2.53	1.66
Total income (loss) from investment operations	1.66		2.10	2.75	(3.13)	2.95	1.83
Less distributions from:
Net investment income	—		(0.22)	(0.19)	(0.18)	(0.10)	(0.13)
Net realized gain	—		(0.04)	(0.18)	(0.10)	—	(0.09)
Total distributions	—		(0.26)	(0.37)	(0.28)	(0.10)	(0.22)
Net asset value, end of period/year	$23.42		$21.76	$19.92	$17.54	$20.95	$18.10
Total return (c)	7.63	% (e)	10.48%	15.81%	(14.95)%	16.30%	11.36%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$5,178		$4,645	$3,516	$1,882	$2,060	$694
Ratio of expenses to average net assets (d)	0.71	% (f)	0.71%	0.71%	0.71%	0.71%	0.72%
Ratio of net investment income to average net assets (b)(d)	1.37	% (f)	1.78%	2.07%	1.55%	2.06%	1.12%
Portfolio turnover rate	7	% (e)	13%	9%	11%	10%	27%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Service Class Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023	December 31, 2022		December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$19.77		$18.11	$15.96	$19.10		$16.52	$15.14
Income (loss) from investment operations:
Net investment income (a)(b)	0.18		0.18	0.43	0.39		0.39	0.00	(g)
Net realized and unrealized gain (loss) on investments	1.34		1.78	2.12	(3.20)		2.33	1.71
Total income (loss) from investment operations	1.52		1.96	2.55	(2.81)		2.72	1.71
Less distributions from:
Net investment income	—		(0.26)	(0.22)	(0.23)		(0.14)	(0.24)
Net realized gain	—		(0.04)	(0.18)	(0.10)		—	(0.09)
Total distributions	—		(0.30)	(0.40)	(0.33)		(0.14)	(0.33)
Net asset value, end of period/year (c)	$21.29		$19.77	$18.11	$15.96		$19.10	$16.52
Total return (d)	7.69	% (i)	10.79%	16.09%	(14.76	)% (h)	16.52%	11.67%
Ratios and Supplemental Data:
Net assets, end of period/year (e)	$25		$23	$20	$18		$21	$18
Ratio of expenses to average net assets (f)	0.51	% (j)	0.51%	0.51%	0.51%		0.51%	0.52	% (j)
Ratio of net investment income to average net assets (b)(f)	1.84	% (j)	0.95%	2.54%	2.29%		1.86%	0.92	% (j)
Portfolio turnover rate	7	% (i)	13%	9%	11%		10%	27%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	NAV does not recalculate due to rounding of net assets.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(e)	Rounded net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Amount represents less than $0.01 per share.

(h)	Includes adjustments in accordance with generally accepted accounting principles in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(i)	Not annualized.

(j)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$15.32		$14.52	$13.16	$15.51	$13.87	$12.74
Income (loss) from investment operations:
Net investment income (a)(b)	0.17		0.43	0.39	0.32	0.32	0.22
Net realized and unrealized gain (loss) on investments	0.90		0.88	1.40	(2.27)	1.49	1.13
Total income (loss) from investment operations	1.07		1.31	1.79	(1.95)	1.81	1.35
Less distributions from:
Net investment income	—		(0.30)	(0.26)	(0.23)	(0.17)	(0.20)
Net realized gain	—		(0.21)	(0.17)	(0.17)	—	(0.02)
Total distributions	—		(0.51)	(0.43)	(0.40)	(0.17)	(0.22)
Net asset value, end of period/year	$16.39		$15.32	$14.52	$13.16	$15.51	$13.87
Total return (c)	6.98	% (e)	8.99%	13.81%	(12.66)%	13.12%	10.83%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$15,597		$14,025	$10,938	$8,544	$9,750	$8,334
Ratio of expenses to average net assets (d)	0.21	% (f)	0.21%	0.21%	0.21%	0.21%	0.20%
Ratio of net investment income to average net assets (b)(d)	2.24	% (f)	2.83%	2.80%	2.29%	2.14%	1.77%
Portfolio turnover rate	7	% (e)	13%	18%	11%	12%	27%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$14.62		$13.87	$12.60	$14.88	$13.33	$12.26
Income (loss) from investment operations:
Net investment income (a)(b)	0.15		0.37	0.34	0.28	0.28	0.20
Net realized and unrealized gain (loss) on investments	0.85		0.86	1.33	(2.19)	1.42	1.07
Total income (loss) from investment operations	1.00		1.23	1.67	(1.91)	1.70	1.27
Less distributions from:
Net investment income	—		(0.27)	(0.23)	(0.20)	(0.15)	(0.18)
Net realized gain	—		(0.21)	(0.17)	(0.17)	—	(0.02)
Total distributions	—		(0.48)	(0.40)	(0.37)	(0.15)	(0.20)
Net asset value, end of period/year	$15.62		$14.62	$13.87	$12.60	$14.88	$13.33
Total return (c)	6.84	% (e)	8.84%	13.47%	(12.90)%	12.82%	10.60%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$157,752		$137,920	$107,578	$87,770	$75,899	$51,819
Ratio of expenses to average net assets (d)	0.46	% (f)	0.46%	0.46%	0.46%	0.46%	0.45%
Ratio of net investment income to average net assets (b)(d)	1.99	% (f)	2.56%	2.54%	2.14%	1.97%	1.66%
Portfolio turnover rate	7	% (e)	13%	18%	11%	12%	27%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$16.21		$15.35	$13.91	$16.40	$14.69	$13.54
Income (loss) from investment operations:
Net investment income (a)(b)	0.14		0.37	0.34	0.34	0.33	0.17
Net realized and unrealized gain (loss) on investments	0.95		0.94	1.47	(2.48)	1.51	1.19
Total income (loss) from investment operations	1.09		1.31	1.81	(2.14)	1.84	1.36
Less distributions from:
Net investment income	—		(0.24)	(0.20)	(0.18)	(0.13)	(0.19)
Net realized gain	—		(0.21)	(0.17)	(0.17)	—	(0.02)
Total distributions	—		(0.45)	(0.37)	(0.35)	(0.13)	(0.21)
Net asset value, end of period/year	$17.30		$16.21	$15.35	$13.91	$16.40	$14.69
Total return (c)	6.72	% (e)	8.48%	13.21%	(13.07)%	12.57%	10.24%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$18,106		$16,097	$12,243	$8,585	$848	$323
Ratio of expenses to average net assets (d)	0.71	% (f)	0.71%	0.71%	0.71%	0.71%	0.70%
Ratio of net investment income to average net assets (b)(d)	1.75	% (f)	2.32%	2.35%	2.34%	2.07%	1.33%
Portfolio turnover rate	7	% (e)	13%	18%	11%	12%	27%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Service Class Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$14.58		$13.84	$12.58	$14.84	$13.28	$12.24
Income (loss) from investment operations:
Net investment income (a)(b)	0.14		0.35	0.32	0.27	0.26	0.17
Net realized and unrealized gain (loss) on investments	0.85		0.87	1.33	(2.17)	1.43	1.08
Total income (loss) from investment operations	0.99		1.22	1.65	(1.90)	1.69	1.25
Less distributions from:
Net investment income	—		(0.27)	(0.22)	(0.19)	(0.13)	(0.19)
Net realized gain	—		(0.21)	(0.17)	(0.17)	—	(0.02)
Total distributions	—		(0.48)	(0.39)	(0.36)	(0.13)	(0.21)
Net asset value, end of period/year	$15.57		$14.58	$13.84	$12.58	$14.84	$13.28
Total return (c)	6.79	% (e)	8.73%	13.36%	(12.86)%	12.80%	10.48%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$14,243		$13,244	$11,948	$10,381	$12,425	$11,834
Ratio of expenses to average net assets (d)	0.51	% (f)	0.51%	0.51%	0.51%	0.51%	0.50	% (f)
Ratio of net investment income to average net assets (b)(d)	1.92	% (f)	2.43%	2.45%	1.97%	1.78%	1.48	% (f)
Portfolio turnover rate	7	% (e)	13%	18%	11%	12%	27%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Notes to Financial Statements (Unaudited)
June 30, 2025

1.	ORGANIZATION

The TOPS® ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) are comprised of five different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The Portfolios are “fund of funds”, in that the Portfolios will generally invest in other investment companies. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective
Aggressive Growth ETF Portfolio	Capital appreciation.
Balanced ETF Portfolio	Income and capital appreciation.
Conservative ETF Portfolio	Preserve capital and provide moderate income and moderate capital appreciation.
Growth ETF Portfolio	Capital appreciation.
Moderate Growth ETF Portfolio	Capital appreciation.

The Portfolios currently offer four classes of shares: Class 1 Shares, Class 2 Shares, Investor Class Shares and Service Class Shares. Each class of shares of the Portfolios has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies”, including Accounting Standards Update 2013-08.

Operating Segments – The Portfolios have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Portfolios. Each Portfolio operates as a single operating segment. Each Portfolio’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Portfolio, using the information presented in the financial statements and financial highlights.

TOPS® ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Funds of Funds – The Portfolios may invest in portfolios of open-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the boards of directors or trustees of the open-end investment companies.

The Portfolios may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

TOPS® ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

TOPS® ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2025 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$227,611,952	$—	$—	$227,611,952
Short-Term Investments	4,671,433	—	—	4,671,433
Total	$232,283,385	$—	$—	$232,283,385

Balanced ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$131,423,690	$—	$—	$131,423,690
Short-Term Investments	4,014,035	—	—	4,014,035
Total	$135,437,725	$—	$—	$135,437,725

Conservative ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$40,967,105	$—	$—	$40,967,105
Short-Term Investments	1,228,198	—	—	1,228,198
Total	$42,195,303	$—	$—	$42,195,303

Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$253,779,664	$—	$—	$253,779,664
Short-Term Investments	6,524,545	—	—	6,524,545
Total	$260,304,209	$—	$—	$260,304,209

Moderate Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$201,527,558	$—	$—	$201,527,558
Short-Term Investments	4,393,361	—	—	4,393,361
Total	$205,920,919	$—	$—	$205,920,919

The Portfolios did not hold any Level 2 or 3 securities during the six months period ended June 30, 2025.

*	Refer to the Schedules of Investments for security classifications.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in

TOPS® ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal Income Tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2022 through December 31, 2024 or expected to be taken in the Portfolios’ December 31, 2025 year-end tax returns. Each Portfolio identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Portfolio makes significant investments. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect a Portfolio’s performance.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties which provide general indemnities. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

Security Loans – The Portfolios have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Portfolios are authorized to loan securities to the Borrower. In exchange, the Portfolios receive cash and securities as collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Schedules of Investments. Securities received as collateral are U.S. government securities; securities received as collateral, if any, are not recognized as portfolios assets. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Portfolio. Each Portfolio has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Portfolio is indemnified for such losses by the security lending agreement. Should the Borrower fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market.

TOPS® ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

The following table is a summary of the Portfolios’ securities loaned and related collateral which are subject to a netting agreement as of June 30, 2025:

				Gross Amounts Not Offset in the
				Statement of Assets & Liabilities *

			Net Amounts of
		Gross Amounts	Assets
		Offset in the	Presented in
	Gross Amounts	Statements of	the Statements	Financial
	of Recognized	Assets &	of Assets &	Instruments	Cash Collateral	Net Amount of
Assets:	Assets	Liabilities	Liabilities	Received	Received	Assets
Balanced ETF Portfolio
Description:
Securities Loaned	$4,908,738	$—	$4,908,738	$3,643,111	$1,265,627	$—
Total	$4,908,738	$—	$4,908,738	$3,643,111	$1,265,627	$—

Conservative ETF Portfolio
Description:
Securities Loaned	$1,737,954	$—	$1,737,954	$1,337,282	$400,672	$—
Total	$1,737,954	$—	$1,737,954	$1,337,282	$400,672	$—

Growth ETF Portfolio
Description:
Securities Loaned	$1,287,101	$—	$1,287,101	$—	$1,287,101	$—
Total	$1,287,101	$—	$1,287,101	$—	$1,287,101	$—

Moderate Growth ETF Portfolio
Description:
Securities Loaned	$1,204,478	$—	$1,204,478	$954,823	$249,655	$—
Total	$1,204,478	$—	$1,204,478	$954,823	$249,655	$—

*	The amount is limited to the securities loaned asset balance and accordingly, does not include excess collateral pledged.

TOPS® ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

The following table breaks out the holdings received as collateral as of June 30, 2025:

Securities Lending Transactions
Overnight and Continuous
Balanced ETF Portfolio
Federated Hermes Government Obligations Fund, Institutional Class	$1,383,546

Conservative ETF Portfolio
Federated Hermes Government Obligations Fund, Institutional Class	$440,015

Growth ETF Portfolio
Federated Hermes Government Obligations Fund, Institutional Class	$1,313,465

Moderate Growth ETF Portfolio
Federated Hermes Government Obligations Fund, Institutional Class	$277,000

The fair value of the securities loaned for the Balanced ETF Portfolio, Conservative ETF Portfolio, Growth ETF Portfolio and Moderate Growth ETF Portfolio totaled $4,908,738, $1,737,954, 1,287,101 and $1,204,478, as of June 30, 2025, respectively. The securities loaned are noted in the Schedules of Investments. The fair value of the “collateral for securities loaned” on each Schedule of Investments includes only cash collateral received and reinvested that totaled $1,383,546, $440,015, 1,313,465 and $277,000 for the Balanced ETF Portfolio, Conservative ETF Portfolio, Growth ETF Portfolio and Moderate Growth ETF Portfolio as of June 30, 2025, respectively. This amount is offset by a liability recorded as “Collateral on securities loaned.” At June 30, 2025, the Balanced ETF Portfolio, Conservative ETF Portfolio, Growth ETF Portfolio and Moderate Growth ETF Portfolio received non-cash collateral of $3,643,111, $1,337,282, 0 and $954,823, respectively. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of a Portfolio at the Portfolio’s custodian. A Portfolio cannot pledge or resell the collateral. The Aggressive Growth ETF Portfolio did not have any securities on loan as of June 30, 2025.

3.	INVESTMENT TRANSACTIONS

For the six months period ended June 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Aggressive Growth ETF Portfolio	$25,367,581	$7,551,410
Balanced ETF Portfolio	11,840,239	5,647,401
Conservative ETF Portfolio	4,831,884	3,313,489
Growth ETF Portfolio	31,459,552	5,897,944
Moderate Growth ETF Portfolio	20,423,120	7,631,017

TOPS® ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ValMark Advisers, Inc. serves as the Portfolios’ investment advisor (the “Advisor”) . The Advisor has engaged Milliman Financial Risk Management LLC as the Portfolios’ sub-advsior (the “Sub-Advisor”). Pursuant to an advisory agreement with the Trust, on behalf of the Portfolios, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.10% of each Portfolio’s average daily net assets. For the six months period ended June 30, 2025, the Portfolios paid the following in advisory fees:

Fund	Advisory Fees
Aggressive Growth ETF Portfolio	$103,936
Balanced ETF Portfolio	63,309
Conservative ETF Portfolio	20,041
Growth ETF Portfolio	114,786
Moderate Growth ETF Portfolio	94,520

The Trust, on behalf of the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) for each of Class 2 shares and Investor Class shares. The fee is calculated at an annual rate of 0.25% and 0.50% of the average daily net assets attributable to each Portfolio’s Class 2 shares and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. For the six months period ended June 30, 2025, the Portfolios paid the following in distribution fees under the Plan:

Fund	Distribution Fees
Aggressive Growth ETF Portfolio	$261,286
Balanced ETF Portfolio	156,733
Conservative ETF Portfolio	40,367
Growth ETF Portfolio	274,404
Moderate Growth ETF Portfolio	222,691

Service Class shares also include shareholder servicing and administrative fees for Balanced ETF Portfolio and Moderate Growth ETF Portfolio in the amounts of $3,661 and $19,997, respectively.

In addition, certain affiliates of the Distributor provide services to the Portfolios as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the terms of an administrative servicing agreement with UFS, each Portfolio pays to UFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expenses, Trustees Fees and Custody Fees.

For the six months period ended June 30, 2025, the Trustees received fees in the amount of $10,382 on behalf of each Portfolio.

The approved entities may be affiliates of UFS and the Distributor. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

TOPS® ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from UFS under the administrative servicing agreement.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from UFS under the administrative servicing agreement.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, ownership percentages of the holders of the voting securities of each Portfolio that may be deemed to control the Portfolio were as follows:

Aggressive Growth ETF Portfolio
Pruco Life Insurance Company	79%

Balanced ETF Portfolio
Pruco Life Insurance Company	72%

Conservative ETF Portfolio
Pruco Life Insurance Company	42%
Members Life Insurance Company	29%

Growth ETF Portfolio
Pruco Life Insurance Company	77%

Moderate Growth ETF Portfolio
Pruco Life Insurance Company	53%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The table below represents aggregate cost for federal tax purposes for the Portfolios as of June 30, 2025 and differs from market value by net unrealized appreciation/depreciation which consisted of:

				Tax Net
	Cost for			Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation/
Portfolio	Purposes	Appreciation	Depreciation	(Depreciation)
Aggressive Growth ETF Portfolio	$194,094,202	$38,189,182	$—	$38,189,182
Balanced ETF Portfolio	124,979,766	11,698,903	(1,240,944)	10,457,959
Conservative ETF Portfolio	40,505,245	2,180,038	(489,981)	1,690,057
Growth ETF Portfolio	220,367,546	40,334,822	(398,159)	39,936,663
Moderate Growth ETF Portfolio	181,832,400	25,178,287	(1,089,767)	24,088,520

TOPS® ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

The tax character of the Portfolios’ distributions paid for the years ended December 31, 2024 and December 31, 2023 was as follows:

For the year ended December 31, 2024:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Aggressive Growth ETF Portfolio	$2,246,906	$1,557,674	$3,804,580
Balanced ETF Portfolio	2,347,641	539,225	2,886,866
Conservative ETF Portfolio	904,879	267,899	1,172,778
Growth ETF Portfolio	2,750,767	390,578	3,141,345
Moderate Growth ETF Portfolio	3,131,354	2,412,967	5,544,321

For the year ended December 31, 2023:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Aggressive Growth ETF Portfolio	$1,389,435	$647,026	$2,036,461
Balanced ETF Portfolio	1,641,040	1,188,315	2,829,355
Conservative ETF Portfolio	649,347	785,036	1,434,383
Growth ETF Portfolio	1,773,387	1,430,355	3,203,742
Moderate Growth ETF Portfolio	2,211,354	1,649,498	3,860,852

As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Aggressive Growth ETF Portfolio	$3,209,802	$3,779,874	$—	$—	$—	$25,031,629	$32,021,305
Balanced ETF Portfolio	3,082,646	1,670,883	—	—	—	5,279,852	10,033,381
Conservative ETF Portfolio	1,138,162	295,941	—	—	—	203,422	1,637,525
Growth ETF Portfolio	3,952,107	4,752,347	—	—	—	24,861,136	33,565,590
Moderate Growth ETF Portfolio	4,216,829	3,816,511	—	—	—	14,503,630	22,536,970

The difference between book basis and tax basis accumulated net realized gains/ losses and unrealized appreciation/ depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Aggressive Growth ETF Portfolio currently seeks to achieve its investment objectives by investing its assets in underlying funds. As of June 30, 2025, the percentage of the Aggressive Growth ETF Portfolio’s net assets invested in the Vanguard S&P 500 ETF was 25.0%. (the “Security”). The Aggressive Growth ETF Portfolio may sell its investments in this Security at any time if the Advisor determines that it is in the best interest of the Aggressive Growth ETF Portfolio and its shareholders to do so.

The performance of the Aggressive Growth ETF Portfolio will be directly affected by the performance of this investment. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the respective Security’s Form N-CSR’s available at “www.sec.gov”.

TOPS® ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

TOPS® ETF Portfolios
Additional Information (Unaudited)
June 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	9/2/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	9/2/2025

By (Signature and Title)

/s/ Jim Colantino
Jim Colantino, Principal Financial Officer/Treasurer

Date	9/2/2025